OMB APPROVAL
UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB Number: 3235-0675 Expires: January 31, 2025 Estimated average burden hours per response 19.307

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT PURSUANT TO

SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2024 to December 31, 2024

Date of Report (Date of earliest event reported) January 27, 2025

Commission File Number of securitizer:

Central Index Key Number of securitizer: 0001955354

Robert Moskovitz (513) 577-2237

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

☐ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: Verdant Commercial Capital, LLC (1)

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing.

(1)	Verdant Commercial Capital, LLC, as securitizer, is filling the Form ABS-15G in respect to all asset-back securities sponsored by it and outstanding during the reporting period.

SEC 2860 (6-15)	Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Verdant Commercial Capital, LLC (Securitizer, Depositor or Underwriter)

Date January 27, 2025

/s/ Robert K. Moskovitz	(Signature)*
Robert Moskovitz, Chief Financial Officer

*Print name and title of the signing officer under his signature.

2 of 2